UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Intermediate Bond Fund
Class A [WATAX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$78	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of Western Asset Intermediate Bond Fund returned 6.43%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 6.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning as yields fell
↑	Structured product positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	U.S. dollar-denominated emerging market positioning
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options, swaps and credit default swaps to manage its duration, yield curve and credit exposure. In aggregate, these derivatives provided a net positive impact to performance.
Western Asset Intermediate Bond Fund	PAGE 1	7818-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	6.43	0.09	1.65
Class A (with sales charge)	2.44	-0.79	1.20
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
Bloomberg Intermediate U.S. Government/Credit Index	6.45	0.55	1.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022,  reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$194,075,576
Total Number of Portfolio Holdings*	493
Total Management Fee Paid	$1,365,316
Portfolio Turnover Rate	62%
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate Bond Fund	PAGE 2	7818-ATSR-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund	PAGE 3	7818-ATSR-0725

Western Asset Intermediate Bond Fund
Class C [WATCX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$156	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C shares of Western Asset Intermediate Bond Fund returned 5.62%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 6.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning as yields fell
↑	Structured product positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	U.S. dollar-denominated emerging market positioning
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options, swaps and credit default swaps to manage its duration, yield curve and credit exposure. In aggregate, these derivatives provided a net positive impact to performance.
Western Asset Intermediate Bond Fund	PAGE 1	7817-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C	5.62	-0.68	0.92
Class C (with sales charge)	4.62	-0.68	0.92
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
Bloomberg Intermediate U.S. Government/Credit Index	6.45	0.55	1.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$194,075,576
Total Number of Portfolio Holdings*	493
Total Management Fee Paid	$1,365,316
Portfolio Turnover Rate	62%
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate Bond Fund	PAGE 2	7817-ATSR-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund	PAGE 3	7817-ATSR-0725

Western Asset Intermediate Bond Fund
Class R [WATRX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$117	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R shares of Western Asset Intermediate Bond Fund returned 6.02%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 6.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning as yields fell
↑	Structured product positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	U.S. dollar-denominated emerging market positioning
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options, swaps and credit default swaps to manage its duration, yield curve and credit exposure. In aggregate, these derivatives provided a net positive impact to performance.
Western Asset Intermediate Bond Fund	PAGE 1	7816-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R	6.02	-0.30	1.34
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
Bloomberg Intermediate U.S. Government/Credit Index	6.45	0.55	1.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$194,075,576
Total Number of Portfolio Holdings*	493
Total Management Fee Paid	$1,365,316
Portfolio Turnover Rate	62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate Bond Fund	PAGE 2	7816-ATSR-0725

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund	PAGE 3	7816-ATSR-0725

Western Asset Intermediate Bond Fund
Class I [WATIX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$57	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class I shares of Western Asset Intermediate Bond Fund returned 6.69%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 6.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning as yields fell
↑	Structured product positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	U.S. dollar-denominated emerging market positioning
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options, swaps and credit default swaps to manage its duration, yield curve and credit exposure. In aggregate, these derivatives provided a net positive impact to performance.
Western Asset Intermediate Bond Fund	PAGE 1	7224-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class I	6.69	0.30	1.97
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
Bloomberg Intermediate U.S. Government/Credit Index	6.45	0.55	1.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$194,075,576
Total Number of Portfolio Holdings*	493
Total Management Fee Paid	$1,365,316
Portfolio Turnover Rate	62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate Bond Fund	PAGE 2	7224-ATSR-0725

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund	PAGE 3	7224-ATSR-0725

Western Asset Intermediate Bond Fund
Class IS [WABSX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$47	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class IS shares of Western Asset Intermediate Bond Fund returned 6.75%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 6.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning as yields fell
↑	Structured product positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	U.S. dollar-denominated emerging market positioning
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options, swaps and credit default swaps to manage its duration, yield curve and credit exposure. In aggregate, these derivatives provided a net positive impact to performance.
Western Asset Intermediate Bond Fund	PAGE 1	7277-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class IS	6.75	0.43	2.06
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
Bloomberg Intermediate U.S. Government/Credit Index	6.45	0.55	1.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$194,075,576
Total Number of Portfolio Holdings*	493
Total Management Fee Paid	$1,365,316
Portfolio Turnover Rate	62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate Bond Fund	PAGE 2	7277-ATSR-0725

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund	PAGE 3	7277-ATSR-0725

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2024 and May 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $169,204 in May 31, 2024 and $180,857 in May 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2024 and $0 in May 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in May 31, 2024 and $30,000 in May 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2024 and $0 in May 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $342,635 in May 31, 2024 and $334,889 in May 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Intermediate Bond Fund
Financial Statements and Other Important Information
Annual  | May 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 32.5%
U.S. Government Obligations — 32.5%
U.S. Treasury Bonds	3.000%	2/15/49	$1,570,000	$1,131,167
U.S. Treasury Bonds	2.875%	5/15/49	600,000	420,996
U.S. Treasury Bonds	1.375%	8/15/50	30,000	14,401
U.S. Treasury Bonds	1.625%	11/15/50	8,320,000	4,274,400
U.S. Treasury Bonds	1.875%	2/15/51	3,590,000	1,965,244
U.S. Treasury Bonds	2.375%	5/15/51	3,320,000	2,054,963
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	1,804,434
U.S. Treasury Bonds	1.875%	11/15/51	4,260,000	2,309,303
U.S. Treasury Bonds	4.500%	11/15/54	380,000	354,825
U.S. Treasury Notes	4.875%	11/30/25	710,000	711,765
U.S. Treasury Notes	3.875%	3/31/27	90,000	89,907
U.S. Treasury Notes	2.625%	7/31/29	1,730,000	1,644,615
U.S. Treasury Notes	3.875%	11/30/29	290,000	289,150
U.S. Treasury Notes	4.125%	11/30/29	230,000	231,783
U.S. Treasury Notes	4.375%	12/31/29	10,000	10,177
U.S. Treasury Notes	4.000%	3/31/30	50,000	50,094
U.S. Treasury Notes	4.000%	7/31/30	530,000	530,207
U.S. Treasury Notes	4.000%	1/31/31	1,220,000	1,217,260
U.S. Treasury Notes	4.125%	2/29/32	13,460,000	13,439,232
U.S. Treasury Notes	4.125%	3/31/32	13,510,000	13,484,669
U.S. Treasury Notes	4.000%	4/30/32	13,670,000	13,537,572
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,302,920
U.S. Treasury Notes	3.875%	8/15/34	640,000	616,737
U.S. Treasury Notes	4.250%	11/15/34	100,000	99,039
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,555,309

Total U.S. Government & Agency Obligations (Cost — $73,019,804)				63,140,169
Corporate Bonds & Notes — 28.4%
Communication Services — 2.4%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	2.300%	6/1/27	180,000	172,779
AT&T Inc., Senior Notes	4.700%	8/15/30	230,000	230,777 (a)
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	127,317
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	130,000	127,476
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	434,000	372,049
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	680,000	654,673
Total Diversified Telecommunication Services				1,685,071
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	260,000	252,101
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Entertainment — continued
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	$180,000	$167,652
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	10,000	8,489
Total Entertainment				428,242
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	4.000%	5/15/30	100,000	99,004
Alphabet Inc., Senior Notes	4.500%	5/15/35	50,000	48,582
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	150,000	148,388
Total Interactive Media & Services				295,974
Media — 0.6%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	276,000	275,966
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	110,738
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	110,000	85,133
Comcast Corp., Senior Notes	3.150%	3/1/26	10,000	9,906
Comcast Corp., Senior Notes	3.300%	4/1/27	140,000	137,531
Comcast Corp., Senior Notes	4.150%	10/15/28	80,000	79,491
Comcast Corp., Senior Notes	3.400%	4/1/30	60,000	57,002
Comcast Corp., Senior Notes	3.250%	11/1/39	160,000	122,461
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	40,506
Fox Corp., Senior Notes	4.709%	1/25/29	10,000	10,026
Fox Corp., Senior Notes	6.500%	10/13/33	170,000	182,121
Total Media				1,110,881
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	70,000	69,122
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	770,000	742,780
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	120,000	106,330
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	130,000	111,504
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	100,000	99,867
Total Wireless Telecommunication Services				1,129,603

Total Communication Services				4,649,771
Consumer Discretionary — 1.0%
Automobiles — 0.4%
Ford Motor Credit Co. LLC, Senior Notes	5.918%	3/20/28	360,000	360,829
General Motors Co., Senior Notes	5.600%	10/15/32	90,000	89,597
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
Hyundai Capital America, Senior Notes	5.950%	9/21/26	$280,000	$283,646 (b)
Total Automobiles				734,072
Broadline Retail — 0.1%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	140,000	123,402
Amazon.com Inc., Senior Notes	2.500%	6/3/50	190,000	111,814
Total Broadline Retail				235,216
Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	39,950
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	160,000	156,601
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,102
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	140,000	142,254
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,114
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	86,409
McDonald’s Corp., Senior Notes	3.625%	9/1/49	20,000	14,275
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	150,000	150,632 (b)
Total Hotels, Restaurants & Leisure				640,337
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.700%	4/1/26	6,000	6,046
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.300%	4/15/40	160,000	125,005
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	210,000	192,834
Total Specialty Retail				317,839
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,349

Total Consumer Discretionary				1,942,859
Consumer Staples — 1.5%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	300,000	287,474
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	70,000	68,204
Food Products — 0.3%
Mars Inc., Senior Notes	3.200%	4/1/30	140,000	131,660 (b)
Mars Inc., Senior Notes	5.000%	3/1/32	320,000	321,222 (b)
Mars Inc., Senior Notes	5.200%	3/1/35	60,000	59,798 (b)
Total Food Products				512,680
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/28	280,000	287,139
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — 0.9%
Altria Group Inc., Senior Notes	6.200%	11/1/28	$400,000	$420,502
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	59,230
Altria Group Inc., Senior Notes	2.450%	2/4/32	750,000	636,828
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,000	2,935
BAT Capital Corp., Senior Notes	5.350%	8/15/32	60,000	60,628
BAT Capital Corp., Senior Notes	6.000%	2/20/34	150,000	156,112
BAT Capital Corp., Senior Notes	5.625%	8/15/35	20,000	20,047
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	80,000	81,015
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	10,000	8,900
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	100,000	101,747
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	130,000	130,860
Total Tobacco				1,678,804

Total Consumer Staples				2,834,301
Energy — 4.2%
Oil, Gas & Consumable Fuels — 4.2%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	160,000	153,670
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	26,796 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	50,000	51,495 (b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	39,141
Continental Resources Inc., Senior Notes	5.750%	1/15/31	30,000	29,879 (b)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	600,000	591,189
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	260,000	256,017
Devon Energy Corp., Senior Notes	5.200%	9/15/34	100,000	94,733
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	18,922
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	140,000	126,421
Energy Transfer LP, Senior Notes	5.550%	2/15/28	500,000	512,330
Energy Transfer LP, Senior Notes	3.750%	5/15/30	230,000	217,705
Energy Transfer LP, Senior Notes	5.400%	10/1/47	140,000	120,810
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000	19,058
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	270,000	268,133
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	290,000	275,342
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	120,000	111,471
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	10,875
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	$70,000	$53,641
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	35,021
EQT Corp., Senior Notes	7.000%	2/1/30	180,000	192,756
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	24,280
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	170,000	171,140 (a)(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	650,000	546,405 (b)
MPLX LP, Senior Notes	4.800%	2/15/29	230,000	230,833
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	97,006
ONEOK Inc., Senior Notes	5.550%	11/1/26	310,000	313,601
ONEOK Inc., Senior Notes	5.650%	11/1/28	340,000	350,056
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	41,442
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	380,000	366,845 (b)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	190,000	165,392
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	520,000	389,159 (b)
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	130,000	113,890
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	180,000	157,672
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	390,000	341,550 (b)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	270,000	181,614 (b)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,260 (b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	390,000	394,843
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	10,000	9,933
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	650,000	675,102
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	170,000	167,610
Williams Cos. Inc., Senior Notes	2.600%	3/15/31	120,000	106,229
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	50,000	42,765
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	130,000	113,896

Total Energy				8,224,928
Financials — 10.7%
Banks — 7.7%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	400,000	396,388 (c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	320,000	277,564 (c)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	$220,000	$193,982 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	502,000	487,175 (c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	370,000	362,136 (c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	380,000	373,261 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	890,000	868,180 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	10,000	7,729 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	170,000	169,231 (c)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	160,000	159,361
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	400,000	399,797 (b)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	400,000	404,198 (b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	373,783 (b)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	490,000	511,677 (b)(c)
Citigroup Inc., Senior Notes	4.650%	7/30/45	4,000	3,426
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	220,000	202,009 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	750,000	728,727 (c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	470,000	462,605 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	220,000	215,192 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	320,000	320,017 (c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	669,847
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	350,000	348,615
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	26,000	23,815
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	810,000	808,980
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	$510,000	$501,607 (b)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	399,544 (b)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	420,000	417,004 (b)(c)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	410,000	409,940 (c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	310,000	279,559 (c)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	340,000	334,878 (c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	520,000	516,625 (c)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	490,000	489,241 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	310,000	310,064 (c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	150,000	149,894
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	110,000	103,823
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	150,000	149,862
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	170,000	164,807
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	130,000	131,712 (c)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	100,000	96,319 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	190,000	196,184 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	303,806
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000	125,616 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	80,000	78,690 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	390,000	342,518 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	180,000	182,363 (c)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	$300,000	$307,816 (c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	210,000	209,071
Total Banks				14,968,638
Capital Markets — 2.1%
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	380,000	363,206 (c)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	150,000	152,441
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	230,000	244,362 (c)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	240,000	236,546
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	240,000	234,804 (c)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	300,000	299,232 (c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	260,000	259,599
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	150,000	147,622
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	260,000	237,275 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	280,000	274,041 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	200,000	198,776 (c)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	830,000	835,250 (c)
Nuveen LLC, Senior Notes	4.000%	11/1/28	230,000	227,020 (b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	260,000	317,702 (b)(c)
Total Capital Markets				4,027,876
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	100,000	99,377
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	360,000	349,029
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	400,000	377,757
Total Financial Services				726,786
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — 0.5%
Aon North America Inc., Senior Notes	5.150%	3/1/29	$290,000	$295,913
Chubb INA Holdings LLC, Senior Notes	3.350%	5/3/26	10,000	9,904
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	179,644 (b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	190,000	206,557 (b)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	159,701 (b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	35,575 (b)
Total Insurance				887,294

Total Financials				20,709,971
Health Care — 2.5%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	2.950%	11/21/26	130,000	127,493
AbbVie Inc., Senior Notes	4.800%	3/15/29	450,000	456,629
AbbVie Inc., Senior Notes	3.200%	11/21/29	470,000	445,973
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	64,140
Total Biotechnology				1,094,235
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	20,000	16,920
Solventum Corp., Senior Notes	5.400%	3/1/29	130,000	132,690
Solventum Corp., Senior Notes	5.450%	3/13/31	140,000	143,375
Solventum Corp., Senior Notes	5.600%	3/23/34	280,000	282,510
Total Health Care Equipment & Supplies				575,495
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	180,000	179,035
CVS Health Corp., Senior Notes	3.875%	7/20/25	8,000	7,990
CVS Health Corp., Senior Notes	3.625%	4/1/27	360,000	353,936
CVS Health Corp., Senior Notes	4.300%	3/25/28	131,000	129,569
CVS Health Corp., Senior Notes	3.750%	4/1/30	130,000	123,064
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	84,052
CVS Health Corp., Senior Notes	2.125%	9/15/31	150,000	125,642
Elevance Health Inc., Senior Notes	4.100%	5/15/32	160,000	150,861
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	31,851
Humana Inc., Senior Notes	5.750%	12/1/28	10,000	10,326
Humana Inc., Senior Notes	3.700%	3/23/29	350,000	336,295
Humana Inc., Senior Notes	2.150%	2/3/32	100,000	81,962
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	320,000	312,714
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	60,769
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	$20,000	$15,957
Total Health Care Providers & Services				2,004,023
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	20,000	20,070
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	110,000	112,657
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	250,000	251,998
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	380,000	374,133
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	250,000	245,918
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	100,000	86,548
Pfizer Inc., Senior Notes	1.700%	5/28/30	190,000	166,565
Total Pharmaceuticals				1,257,889

Total Health Care				4,931,642
Industrials — 1.5%
Aerospace & Defense — 0.6%
Boeing Co., Senior Notes	5.150%	5/1/30	120,000	121,106
Boeing Co., Senior Notes	6.528%	5/1/34	80,000	85,421
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	530,000	533,031
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	370,000	351,705
RTX Corp., Senior Notes	2.250%	7/1/30	10,000	8,935
RTX Corp., Senior Notes	6.000%	3/15/31	160,000	170,002
Total Aerospace & Defense				1,270,200
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	100,000	92,135
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	53,960
Total Building Products				146,095
Commercial Services & Supplies — 0.2%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	380,000	378,992
Ground Transportation — 0.1%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	250,000	203,448
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	4.950%	9/1/31	220,000	223,854
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust	3.375%	5/1/27	469,549	456,401
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	170,000	169,786
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	163,082
Total Trading Companies & Distributors				332,868

Total Industrials				3,011,858
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Information Technology — 2.3%
IT Services — 0.1%
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	$100,000	$97,437
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Inc., Senior Notes	3.137%	11/15/35	490,000	406,010 (b)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	710,000	735,046 (b)
Intel Corp., Senior Notes	3.700%	7/29/25	10,000	9,983
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	167,652
Intel Corp., Senior Notes	1.600%	8/12/28	130,000	118,494
Intel Corp., Senior Notes	5.125%	2/10/30	80,000	81,039
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	78,950
Micron Technology Inc., Senior Notes	5.650%	11/1/32	130,000	132,143
Micron Technology Inc., Senior Notes	5.875%	2/9/33	110,000	112,491
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	50,000	49,702
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	8,843
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,117,075
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	940,000	831,894
Total Semiconductors & Semiconductor Equipment				3,849,322
Software — 0.2%
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	120,126
Oracle Corp., Senior Notes	2.875%	3/25/31	90,000	81,168
Synopsys Inc., Senior Notes	4.650%	4/1/28	210,000	211,317
Synopsys Inc., Senior Notes	4.850%	4/1/30	70,000	70,709
Total Software				483,320

Total Information Technology				4,430,079
Materials — 1.1%
Chemicals — 0.4%
MEGlobal BV, Senior Notes	2.625%	4/28/28	400,000	375,690 (b)
OCP SA, Senior Notes	4.500%	10/22/25	350,000	348,316 (b)
Total Chemicals				724,006
Construction Materials — 0.0%††
Holcim Finance US LLC, Senior Notes	5.400%	4/7/35	60,000	59,809 (b)
Metals & Mining — 0.5%
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	10,000	9,979
Glencore Funding LLC, Senior Notes	5.371%	4/4/29	360,000	366,737 (b)
Glencore Funding LLC, Senior Notes	5.186%	4/1/30	230,000	232,764 (b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	300,000	271,033
Total Metals & Mining				880,513
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	170,000	170,224 (a)(b)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — continued
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	$350,000	$299,461
Total Paper & Forest Products				469,685

Total Materials				2,134,013
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	200,000	194,789 (b)

Utilities — 1.1%
Electric Utilities — 1.0%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	121,464 (b)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	186,360
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	270,000	266,236
Georgia Power Co., Senior Notes	5.200%	3/15/35	40,000	39,824
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	10,000	9,756
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	70,000	70,154 (b)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	400,000	377,557
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	460,000	466,083
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	385,518 (b)
Total Electric Utilities				1,922,952
Multi-Utilities — 0.1%
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	180,000	179,604

Total Utilities				2,102,556
Total Corporate Bonds & Notes (Cost — $57,117,599)				55,166,767
Collateralized Mortgage Obligations(d) — 12.4%
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.569%	6/17/39	552,944	553,984 (b)(c)
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	7.291%	12/16/36	640,000	641,625 (b)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	73,952	71,455 (b)(c)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	269,847	268,518 (b)(c)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	547,838 (b)(c)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	291,525	282,245 (b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	$640,997	$620,127 (b)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	427,061	405,041 (b)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	247,458	202,234 (b)(c)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	173,249	155,725 (b)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	274,474	239,913 (b)(c)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	360,000	340,551 (c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	663,190	605,758 (b)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	813,818	673,381 (b)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	368,085	318,887 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.560%	3/25/29	2,404,617	45,481 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.940%	5/25/29	1,838,388	57,004 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.379%	1/25/30	3,100,000	175,842 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.316%	1/25/30	3,275,497	168,650 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	6,484,088	176,208 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	577,400
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	219,373	3,867
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	1.803%	9/15/42	190,225	15,056 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	179,351	148,162
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	663,644	99,755
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	505,413	84,514
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	149,931	25,428
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	$75,598	$10,387
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	277,624	241,378
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	89,225
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.622%	12/25/54	105,838	105,448 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.622%	12/25/54	100,577	99,977 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.653%	8/15/44	67,144	6,943 (c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	228,908	219,798
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.767%	9/25/32	200,000	189,573 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	336,295	303,692
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.714%	6/25/43	14,054	1,591 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	246,958	8,922
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.514%	12/25/43	16,794	1,801 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	281,201	238,119
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	1.764%	11/25/47	22,512	2,144 (c)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	253,648	233,008
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	544,498
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	138,051	23,284
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	$671,703	$580,111
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	2,977,938	363,316
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	666,096	105,388
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,424,696	221,206
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	191,150	168,117
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	145,455	137,393
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	12,624	2,365
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	905,834	216,971
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.783%	8/20/58	23,344	23,374 (c)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.883%	11/20/60	163,389	163,896 (c)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.933%	2/20/61	26,048	26,166 (c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	4.933%	3/20/61	25,152	25,258 (c)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.207%	4/16/53	897,651	1,983 (c)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	4.783%	12/20/62	102,181	102,365 (c)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.382%	4/16/47	3,028,532	24,912 (c)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.136%	6/16/54	114,860	62 (c)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.187%	8/16/54	1,052,751	4,857 (c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.186%	5/16/55	826,890	4,992 (c)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.367%	8/16/54	$770,365	$6,000 (c)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	181,390	171,780
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	164,641	147,745
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	5.683%	4/20/70	67,159	68,408 (c)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	131,763	129,316
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	198,138	194,738
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.428%	6/16/61	2,798,601	270,058 (c)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	610,320	497,375
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	73,822	63,673
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	160,009
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,488,838	1,113,595
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.610%	6/16/64	1,985,117	107,604 (c)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.610%	9/16/63	8,093,807	346,433 (c)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.781%	1/15/43	250,000	250,335 (b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	5.732%	3/15/39	620,000	620,628 (b)(c)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.810%	5/18/42	200,000	200,424 (b)(c)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	434,734	422,362 (b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	435,000	432,937
Morgan Stanley Capital I Trust, 2021-L6 C	3.458%	6/15/54	250,000	204,811 (c)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	228,646	217,576 (b)(c)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	$420,985	$402,188 (b)(c)
New Residential Mortgage Loan Trust, 2021- NQM3 A3	1.516%	11/27/56	232,654	203,285 (b)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	266,204	215,887 (b)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	395,968	320,985 (b)(c)
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	348,164	294,023 (b)(c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	867,897	727,852 (b)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	374,092	329,204 (b)(c)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	730,585	738,666 (b)
SACO I Trust, 2007-VA1 A	4.048%	6/25/21	1,168	911 (b)(c)
SWCH Commercial Mortgage Trust, 2025- DATA A (1 mo. Term SOFR + 1.443%)	5.772%	2/15/42	460,000	456,757 (b)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.649%	6/25/57	1,010,000	834,186 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	5.986%	8/25/34	609,598	594,613 (c)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	5.179%	11/25/34	179,277	171,980 (c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	5.159%	7/25/45	1,148,824	1,112,413 (c)

Total Collateralized Mortgage Obligations (Cost — $25,309,300)				24,025,926
Asset-Backed Securities — 9.6%
Amur Equipment Finance Receivables LLC, 2025-1A A2	4.700%	9/22/31	120,000	120,395 (b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	949,853 (b)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A CN	8.700%	4/20/29	400,000	405,428 (b)
Barings CLO Ltd., 2024-1A A (3 mo. Term SOFR + 1.630%)	5.899%	1/20/37	370,000	371,417 (b)(c)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.659%	10/20/37	1,000,000	1,003,425 (b)(c)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.792%	4/22/37	750,000	753,419 (b)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	839,845	774,794 (b)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	5.869%	4/20/37	1,500,000	1,504,856 (b)(c)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	5.684%	5/20/34	1,020,000	1,023,772 (b)(c)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ford Credit Floorplan Master Owner Trust, 2025-1 A1	4.630%	4/15/30	$370,000	$372,168
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	5.819%	4/20/37	780,000	783,545 (b)(c)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	6.033%	10/25/34	1,730,000	1,730,955 (b)(c)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	460,000	467,195 (b)
Hertz Vehicle Financing LP, 2021-2A C	2.520%	12/27/27	1,090,000	1,033,500 (b)
HINNT LLC, 2025-A A	5.010%	3/15/44	169,385	169,534 (b)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	5.661%	1/21/35	330,000	330,555 (b)(c)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	882,346	818,338 (b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.131%	10/20/30	550,000	551,050 (b)(c)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	5.486%	6/25/69	148,364	148,583 (b)(c)
Nelnet Student Loan Trust, 2012-2A A (30 Day Average SOFR + 0.914%)	5.236%	12/26/33	280,912	279,082 (b)(c)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.864%	7/20/38	440,000	440,812 (a)(b)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	5.719%	11/14/34	750,000	751,674 (b)(c)
Polus US CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.520%)	5.844%	7/20/38	480,000	480,624 (a)(b)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. Term SOFR + 1.342%)	5.611%	4/20/34	510,000	510,958 (b)(c)
Santander Bank Auto Credit-Linked Notes, 2022-C F	14.592%	12/15/32	1,270,000	1,330,712 (b)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	1,121,105	1,131,686 (b)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.482%	4/20/38	280,000	279,650 (b)(c)

Total Asset-Backed Securities (Cost — $18,825,220)				18,517,980
Mortgage-Backed Securities — 5.0%
FHLMC — 1.5%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	584,390	476,869
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	6/1/41- 4/1/42	1,621,504	1,369,484
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/42	406,526	360,681
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	5/1/53- 4/1/54	$429,607	$429,307
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53	164,737	168,055
Total FHLMC				2,804,396
FNMA — 2.1%
Federal National Mortgage Association (FNMA)	2.500%	11/1/40- 9/1/61	822,400	684,286
Federal National Mortgage Association (FNMA)	6.000%	7/1/41- 7/1/53	228,003	234,425
Federal National Mortgage Association (FNMA)	2.000%	10/1/41- 5/1/42	453,089	382,383
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	92,392	75,251
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 6/1/52	876,433	764,655
Federal National Mortgage Association (FNMA)	5.500%	2/1/53- 6/1/54	355,400	354,336
Federal National Mortgage Association (FNMA)	4.500%	9/1/53- 8/1/58	119,863	114,758
Federal National Mortgage Association (FNMA)	3.000%	6/1/55	500,000	425,527 (e)
Federal National Mortgage Association (FNMA)	4.500%	6/1/55	300,000	282,986 (e)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	130,643	120,519
Federal National Mortgage Association (FNMA)	3.500%	3/1/57	461,193	406,896
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.453%)	6.385%	5/1/43	224,581	231,391 (c)
Total FNMA				4,077,413
GNMA — 1.4%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	199,067	177,432
Government National Mortgage Association (GNMA)	4.000%	3/15/50	25,562	23,649
Government National Mortgage Association (GNMA)	3.500%	5/15/50	136,157	121,770
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 9/20/52	469,244	448,532
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	$82,056	$73,084
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	397,659	341,742
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 4/20/50	316,329	291,228
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	482,904	400,623
Government National Mortgage Association (GNMA) II	5.000%	5/20/53	249,415	244,086
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	427,241	426,399
Government National Mortgage Association (GNMA) II	5.000%	6/20/55	200,000	194,062 (e)
Total GNMA				2,742,607

Total Mortgage-Backed Securities (Cost — $10,118,040)				9,624,416
Sovereign Bonds — 1.7%
Chile — 0.2%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	430,000	313,900
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	520,000	342,810
Israel — 0.1%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	300,000	297,332
Mexico — 0.4%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	325,000	276,543
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	680,000	455,787
Total Mexico				732,330
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	110,000	102,553
Supranational — 0.6%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,229,902
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	$270,000	$318,033

Total Sovereign Bonds (Cost — $3,953,659)				3,336,860
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,105,736)	1.875%	7/15/34	1,080,320	1,072,334
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.000	6/13/25	78	$195,000	488
3-Month SOFR Futures, Call @ $96.000	9/12/25	58	145,000	16,675
3-Month SOFR Futures, Call @ $96.125	9/12/25	75	187,500	16,406
3-Month SOFR Futures, Call @ $96.625	9/12/25	26	65,000	2,275
3-Month SOFR Futures, Call @ $96.250	12/12/25	56	140,000	31,850
3-Month SOFR Futures, Call @ $96.750	6/12/26	79	197,500	69,619
U.S. Treasury 5-Year Notes Futures, Call @ $108.000	6/6/25	43	43,000	15,789
U.S. Treasury 5-Year Notes Futures, Call @ $108.500	6/13/25	63	63,000	14,766
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $111.000	6/13/25	34	34,000	14,344
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $111.250	6/13/25	56	56,000	18,375
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $110.000	6/6/25	29	29,000	3,625
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	6/20/25	14	14,000	11,156
U.S. Treasury 10-Year Notes Futures, Call @ $111.000	7/25/25	30	30,000	29,062
U.S. Treasury 10-Year Notes Futures, Put @ $109.500	6/20/25	18	18,000	3,937

Total Purchased Options (Cost — $310,157)				248,367
Total Investments before Short-Term Investments (Cost — $189,759,515)				175,132,819
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Short-Term Investments — 9.0%
Money Market Funds — 8.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $17,152,718)	4.283%		17,152,718	$17,152,718 (f)(g)
		Maturity Date	Face Amount
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $374,356)	4.371%	10/6/25	$380,000	374,342 (h)

Total Short-Term Investments (Cost — $17,527,074)				17,527,060
Total Investments — 99.3% (Cost — $207,286,589)				192,659,879
Other Assets in Excess of Liabilities — 0.7%				1,415,697
Total Net Assets — 100.0%				$194,075,576

††	Represents less than 0.1%.
(a)	Securities traded on a when-issued or delayed delivery basis.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2025, the Fund held TBA securities with a total cost of $907,805.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2025, the total market value of investments in Affiliated
Companies was $17,152,718 and the cost was $17,152,718 (Note 8).

(h)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At May 31, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/13/25	$96.500	102	$255,000	$(638)
3-Month SOFR Futures, Call	12/12/25	96.563	60	150,000	(21,375)
3-Month SOFR Futures, Call	12/12/25	96.750	56	140,000	(15,050)
3-Month SOFR Futures, Call	9/11/26	97.500	29	72,500	(15,587)
3-Month SOFR Futures, Put	12/12/25	95.375	56	140,000	(1,750)
U.S. Treasury 5-Year Notes Futures, Call	7/25/25	109.500	63	63,000	(17,227)
U.S. Treasury 5-Year Notes Futures, Call	7/25/25	110.250	86	86,000	(13,437)
U.S. Treasury 6 to 7-Year Notes Futures, Call	6/6/25	111.250	30	30,000	(5,625)
U.S. Treasury 6 to 7-Year Notes Futures, Call	6/13/25	111.750	68	68,000	(12,750)
U.S. Treasury 6 to 7-Year Notes Futures, Put	6/6/25	109.500	58	58,000	(2,719)
U.S. Treasury 10-Year Notes Futures, Call	6/20/25	113.000	41	41,000	(3,203)
U.S. Treasury 10-Year Notes Futures, Call	6/20/25	113.500	54	54,000	(2,531)
U.S. Treasury 10-Year Notes Futures, Call	7/25/25	113.000	56	56,000	(19,250)
U.S. Treasury 10-Year Notes Futures, Put	7/25/25	107.000	36	36,000	(5,625)
Total Exchange-Traded Written Options (Premiums received — $200,405)					$(136,767)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	109	3/26	$26,157,497	$26,213,137	$55,640
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Intermediate Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
3-Month SOFR	74	3/27	$17,790,111	$17,900,600	$110,489
U.S. Treasury 2-Year Notes	45	9/25	9,322,553	9,334,688	12,135
U.S. Treasury 10-Year Notes	606	9/25	66,795,735	67,114,500	318,765
U.S. Treasury Ultra 10-Year Notes	104	9/25	11,549,018	11,704,876	155,858
					652,887
Contracts to Sell:
3-Month SOFR	20	12/25	4,798,708	4,796,000	2,708
U.S. Treasury 5-Year Notes	145	9/25	15,650,473	15,687,188	(36,715)
U.S. Treasury Long-Term Bonds	306	9/25	34,322,511	34,511,062	(188,551)
U.S. Treasury Ultra Long- Term Bonds	110	9/25	12,627,710	12,766,875	(139,165)
					(361,723)
Net unrealized appreciation on open futures contracts					$291,164

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$20,976,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$(26,134)	$(732)	$(25,402)
21,504,000	1/31/32	3.730% annually	Daily SOFR Compound annually	(41,441)	(103,217)	61,776
4,899,000	4/28/36	3.850% annually	Daily SOFR Compound annually	14,653	(11,511)	26,164
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

 Western Asset Intermediate Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$1,100,000	11/15/53	3.770% annually	Daily SOFR Compound annually	$53,442	$(593)	$54,035
Total	$48,479,000				$520	$(116,053)	$116,573

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.44 Index	$17,628,000	6/20/30	1.000% quarterly	$353,803	$331,273	$22,530

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.350%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Statement of Assets and Liabilities
May 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $190,133,871)	$175,507,161
Investments in affiliated securities, at value (Cost — $17,152,718)	17,152,718
Cash	1,187,284
Interest receivable	1,245,809
Deposits with brokers for open futures contracts and exchange-traded options	922,712
Receivable for Fund shares sold	822,839
Deposits with brokers for centrally cleared swap contracts	710,564
Receivable for securities sold	189,924
Receivable from brokers — net variation margin on open futures contracts	72,795
Dividends receivable from affiliated investments	69,764
Receivable for premiums on written options	17,118
Other assets	1,845
Prepaid expenses	38,357
Total Assets	197,938,890
Liabilities:
Payable for securities purchased	1,845,573
Payable for purchases of TBA securities	907,805
Payable for Fund shares repurchased	689,967
Written options, at value (premiums received — $200,405)	136,767
Investment management fee payable	52,091
Payable to brokers — net variation margin on centrally cleared swap contracts	33,480
Distributions payable	19,710
Service and/or distribution fees payable	11,085
Directors’ fees payable	2,293
Accrued expenses	164,543
Total Liabilities	3,863,314
Total Net Assets	$194,075,576
Net Assets:
Par value (Note 7)	$19,903
Paid-in capital in excess of par value	308,731,023
Total distributable earnings (loss)	(114,675,350)
Total Net Assets	$194,075,576
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

Net Assets:
Class A	$41,603,213
Class C	$2,482,374
Class R	$1,400,912
Class I	$70,428,993
Class IS	$78,160,084
Shares Outstanding:
Class A	4,266,458
Class C	254,292
Class R	143,641
Class I	7,226,345
Class IS	8,012,496
Net Asset Value:
Class A (and redemption price)	$9.75
Class C*	$9.76
Class R (and redemption price)	$9.75
Class I (and redemption price)	$9.75
Class IS (and redemption price)	$9.75
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.13

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Statement of Operations
For the Year Ended May 31, 2025

Investment Income:
Interest	$15,497,525
Dividends from affiliated investments	689,392
Total Investment Income	16,186,917
Expenses:
Investment management fee (Note 2)	1,506,426
Transfer agent fees (Notes 2 and 5)	171,291
Service and/or distribution fees (Notes 2 and 5)	113,885
Registration fees	98,899
Fund accounting fees	75,937
Audit and tax fees	58,094
Legal fees	21,324
Shareholder reports	16,790
Directors’ fees	13,601
Insurance	4,293
Commitment fees (Note 9)	4,087
Custody fees	450
Miscellaneous expenses	20,020
Total Expenses	2,105,097
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(141,110)
Net Expenses	1,963,987
Net Investment Income	14,222,930
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(38,774,288)
Futures contracts	9,196,540
Written options	1,928,861
Swap contracts	2,133,518
Net Realized Loss	(25,515,369)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	47,883,671
Futures contracts	380,586
Written options	(97,671)
Swap contracts	(4,104,310)
Change in Net Unrealized Appreciation (Depreciation)	44,062,276
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	18,546,907
Increase in Net Assets From Operations	$32,769,837
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2025	2024
Operations:
Net investment income	$14,222,930	$26,242,201
Net realized loss	(25,515,369)	(8,114,809)
Change in net unrealized appreciation (depreciation)	44,062,276	(458,184)
Increase in Net Assets From Operations	32,769,837	17,669,208
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(13,799,748)	(25,796,553)
Decrease in Net Assets From Distributions to Shareholders	(13,799,748)	(25,796,553)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	97,202,582	212,727,581
Reinvestment of distributions	12,829,754	22,758,732
Cost of shares repurchased	(624,042,356)	(253,114,255)
Decrease in Net Assets From Fund Share Transactions	(514,010,020)	(17,627,942)
Decrease in Net Assets	(495,039,931)	(25,755,287)
Net Assets:
Beginning of year	689,115,507	714,870,794
End of year	$194,075,576	$689,115,507
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.49	$9.60	$10.01	$11.17	$11.38
Income (loss) from operations:
Net investment income	0.35	0.33	0.28	0.16	0.18
Net realized and unrealized gain (loss)	0.25	(0.12)	(0.43)	(1.11)	0.10
Total income (loss) from operations	0.60	0.21	(0.15)	(0.95)	0.28
Less distributions from:
Net investment income	(0.34)	(0.32)	(0.26)	(0.17)	(0.18)
Net realized gains	—	—	—	(0.04)	(0.31)
Total distributions	(0.34)	(0.32)	(0.26)	(0.21)	(0.49)
Net asset value, end of year	$9.75	$9.49	$9.60	$10.01	$11.17
Total return[2]	6.43%	2.26%	(1.46)%	(8.64)%	2.51%
Net assets, end of year (000s)	$41,603	$24,802	$9,201	$1,813	$2,759
Ratios to average net assets:
Gross expenses	0.79%	0.75%	0.76%	0.81%	0.78%
Net expenses[3,4]	0.76	0.75	0.75	0.81	0.78
Net investment income	3.61	3.50	2.94	1.51	1.58
Portfolio turnover rate[5]	62%	53%	58%	46%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 47%, 40%, 48%, 46% and 60%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.50	$9.61	$10.03	$11.19	$11.41
Income (loss) from operations:
Net investment income	0.28	0.26	0.19	0.09	0.09
Net realized and unrealized gain (loss)	0.25	(0.12)	(0.42)	(1.12)	0.11
Total income (loss) from operations	0.53	0.14	(0.23)	(1.03)	0.20
Less distributions from:
Net investment income	(0.27)	(0.25)	(0.19)	(0.09)	(0.11)
Net realized gains	—	—	—	(0.04)	(0.31)
Total distributions	(0.27)	(0.25)	(0.19)	(0.13)	(0.42)
Net asset value, end of year	$9.76	$9.50	$9.61	$10.03	$11.19
Total return[2]	5.62%	1.46%	(2.30)%	(9.28)%	1.75%
Net assets, end of year (000s)	$2,482	$2,030	$1,526	$1,257	$1,483
Ratios to average net assets:
Gross expenses	1.56%	1.54%	1.55%	1.54%	1.53%
Net expenses[3,4]	1.52	1.54	1.55	1.54	1.53
Net investment income	2.84	2.70	2.00	0.79	0.83
Portfolio turnover rate[5]	62%	53%	58%	46%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 47%, 40%, 48%, 46% and 60%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.49	$9.60	$10.02	$11.18	$11.40
Income (loss) from operations:
Net investment income	0.31	0.29	0.23	0.13	0.14
Net realized and unrealized gain (loss)	0.25	(0.12)	(0.42)	(1.12)	0.10
Total income (loss) from operations	0.56	0.17	(0.19)	(0.99)	0.24
Less distributions from:
Net investment income	(0.30)	(0.28)	(0.23)	(0.13)	(0.15)
Net realized gains	—	—	—	(0.04)	(0.31)
Total distributions	(0.30)	(0.28)	(0.23)	(0.17)	(0.46)
Net asset value, end of year	$9.75	$9.49	$9.60	$10.02	$11.18
Total return[2]	6.02%	1.85%	(1.92)%	(8.94)%	2.14%
Net assets, end of year (000s)	$1,401	$510	$458	$708	$805
Ratios to average net assets:
Gross expenses	1.20%	1.16%	1.21%	1.25%	1.25%
Net expenses[3,4]	1.14	1.15	1.15	1.15	1.15
Net investment income	3.24	3.08	2.34	1.19	1.22
Portfolio turnover rate[5]	62%	53%	58%	46%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 47%, 40%, 48%, 46% and 60%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.49	$9.59	$10.01	$11.17	$11.40
Income (loss) from operations:
Net investment income	0.36	0.35	0.29	0.19	0.21
Net realized and unrealized gain (loss)	0.27	(0.11)	(0.43)	(1.11)	0.09
Total income (loss) from operations	0.63	0.24	(0.14)	(0.92)	0.30
Less distributions from:
Net investment income	(0.37)	(0.34)	(0.28)	(0.20)	(0.22)
Net realized gains	—	—	—	(0.04)	(0.31)
Total distributions	(0.37)	(0.34)	(0.28)	(0.24)	(0.53)
Net asset value, end of year	$9.75	$9.49	$9.59	$10.01	$11.17
Total return[2]	6.69%	2.56%	(1.32)%	(8.40)%	2.66%
Net assets, end of year (000s)	$70,429	$284,543	$353,872	$383,565	$594,254
Ratios to average net assets:
Gross expenses	0.58%	0.56%	0.55%	0.56%	0.55%
Net expenses[3,4]	0.55	0.56	0.55	0.56	0.55
Net investment income	3.74	3.66	2.98	1.77	1.81
Portfolio turnover rate[5]	62%	53%	58%	46%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 47%, 40%, 48%, 46% and 60%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.49	$9.60	$10.02	$11.18	$11.40
Income (loss) from operations:
Net investment income	0.38	0.36	0.29	0.21	0.22
Net realized and unrealized gain (loss)	0.25	(0.12)	(0.42)	(1.12)	0.10
Total income (loss) from operations	0.63	0.24	(0.13)	(0.91)	0.32
Less distributions from:
Net investment income	(0.37)	(0.35)	(0.29)	(0.21)	(0.23)
Net realized gains	—	—	—	(0.04)	(0.31)
Total distributions	(0.37)	(0.35)	(0.29)	(0.25)	(0.54)
Net asset value, end of year	$9.75	$9.49	$9.60	$10.02	$11.18
Total return[2]	6.75%	2.67%	(1.22)%	(8.28)%	2.86%
Net assets, end of year (000s)	$78,160	$377,231	$349,814	$519,062	$462,589
Ratios to average net assets:
Gross expenses	0.48%	0.45%	0.44%	0.44%	0.44%
Net expenses[3,4]	0.45	0.44	0.44	0.44	0.44
Net investment income	3.84	3.78	3.04	1.91	1.92
Portfolio turnover rate[5]	62%	53%	58%	46%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 47%, 40%, 48%, 46% and 60%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s
Western Asset Intermediate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate Bond Fund 2025 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$63,140,169	—	$63,140,169
Corporate Bonds & Notes	—	55,166,767	—	55,166,767
Collateralized Mortgage Obligations	—	24,025,926	—	24,025,926
Asset-Backed Securities	—	18,517,980	—	18,517,980
Mortgage-Backed Securities	—	9,624,416	—	9,624,416
Sovereign Bonds	—	3,336,860	—	3,336,860
U.S. Treasury Inflation Protected Securities	—	1,072,334	—	1,072,334
Purchased Options	$248,367	—	—	248,367
Total Long-Term Investments	248,367	174,884,452	—	175,132,819
Short-Term Investments†:
Money Market Funds	17,152,718	—	—	17,152,718
U.S. Government Agencies	—	374,342	—	374,342
Total Short-Term Investments	17,152,718	374,342	—	17,527,060
Total Investments	$17,401,085	$175,258,794	—	$192,659,879
Other Financial Instruments:
Futures Contracts††	$655,595	—	—	$655,595
Centrally Cleared Interest Rate Swaps††	—	$141,975	—	141,975
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	22,530	—	22,530
Total Other Financial Instruments	$655,595	$164,505	—	$820,100
Total	$18,056,680	$175,423,299	—	$193,479,979
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$136,767	—	—	$136,767
Futures Contracts††	364,431	—	—	364,431
Centrally Cleared Interest Rate Swaps††	—	$25,402	—	25,402
Total	$501,198	$25,402	—	$526,600

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Western Asset Intermediate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

Western Asset Intermediate Bond Fund 2025 Annual Report

contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2025, the total notional value of all credit default swaps to sell protection was $17,628,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
Western Asset Intermediate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
For average notional amounts of swaps held during the year ended May 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Western Asset Intermediate Bond Fund 2025 Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
Western Asset Intermediate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

Western Asset Intermediate Bond Fund 2025 Annual Report

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(l) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions
Western Asset Intermediate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Annual Report

As of May 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These
Western Asset Intermediate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended May 31, 2025, fees waived and/or expenses reimbursed amounted to $141,110, which included an affiliated money market fund waiver of $16,637.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at May 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2026	—	—	$50	—	—
Expires May 31, 2027	$11,225	$732	418	$46,932	$65,166
Total fee waivers/expense reimbursements subject to recapture	$11,225	$732	$468	$46,932	$65,166

Western Asset Intermediate Bond Fund 2025 Annual Report

For the year ended May 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended May 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $7,342 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended May 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,557	—
CDSCs	5,503	$473
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the year ended May 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$35,057,062	$187,278,956
Sales	303,660,835	442,509,766
Western Asset Intermediate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
At May 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$207,514,232	$1,062,267	$(15,916,620)	$(14,854,353)
Written options	(200,405)	68,593	(4,955)	63,638
Futures contracts	—	655,595	(364,431)	291,164
Swap contracts	215,220	164,505	(25,402)	139,103
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$248,367	—	$248,367
Futures contracts[3]	655,595	—	655,595
Centrally cleared swap contracts[4]	141,975	$22,530	164,505
Total	$1,045,937	$22,530	$1,068,467

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$136,767
Futures contracts[3]	364,431
Centrally cleared swap contracts[4]	25,402
Total	$526,600

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Intermediate Bond Fund 2025 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(3,766,318)	—	$(3,766,318)
Futures contracts	9,196,540	—	9,196,540
Written options	1,928,861	—	1,928,861
Swap contracts	1,309,466	$824,052	2,133,518
Total	$8,668,549	$824,052	$9,492,601

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(36,969)	—	$(36,969)
Futures contracts	380,586	—	380,586
Written options	(97,671)	—	(97,671)
Swap contracts	(4,034,682)	$(69,628)	(4,104,310)
Total	$(3,788,736)	$(69,628)	$(3,858,364)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended May 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$452,439
Written options	305,952
Futures contracts (to buy)	301,941,977
Futures contracts (to sell)	144,918,957
Average Notional Balance**
Interest rate swap contracts	$47,709,385
Credit default swap contracts (sell protection)	48,175,692

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
Western Asset Intermediate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended May 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$87,158	$18,740
Class C	22,737	1,633
Class R	3,990	1,645
Class I	—	146,556
Class IS	—	2,717
Total	$113,885	$171,291
For the year ended May 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$12,928
Class C	843
Class R	461
Class I	52,957
Class IS	73,921
Total	$141,110
6. Distributions to shareholders by class

	Year Ended May 31, 2025	Year Ended May 31, 2024
Net Investment Income:
Class A	$1,238,369	$597,188
Class C	63,051	48,651
Class R	25,455	14,305
Class I	5,249,141	12,170,024
Class IS	7,223,732	12,966,385
Total	$13,799,748	$25,796,553

Western Asset Intermediate Bond Fund 2025 Annual Report

7. Capital shares
At May 31, 2025, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended May 31, 2025		Year Ended May 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,342,812	$22,695,587	2,004,970	$19,033,546
Shares issued on reinvestment	126,564	1,228,528	61,950	588,363
Shares repurchased	(815,749)	(7,894,627)	(412,527)	(3,915,607)
Net increase	1,653,627	$16,029,488	1,654,393	$15,706,302
Class C
Shares sold	117,385	$1,139,820	134,127	$1,272,507
Shares issued on reinvestment	6,387	62,079	5,051	47,995
Shares repurchased	(83,073)	(807,284)	(84,410)	(799,960)
Net increase	40,699	$394,615	54,768	$520,542
Class R
Shares sold	103,142	$995,367	11,684	$110,515
Shares issued on reinvestment	2,570	24,980	1,442	13,687
Shares repurchased	(15,774)	(153,029)	(7,091)	(67,838)
Net increase	89,938	$867,318	6,035	$56,364
Class I
Shares sold	5,084,508	$49,147,541	11,632,206	$110,089,697
Shares issued on reinvestment	538,479	5,219,958	1,205,120	11,427,137
Shares repurchased	(28,386,378)	(276,665,044)	(19,729,497)	(186,694,349)
Net decrease	(22,763,391)	$(222,297,545)	(6,892,171)	$(65,177,515)
Class IS
Shares sold	2,396,905	$23,224,267	8,635,667	$82,221,316
Shares issued on reinvestment	648,464	6,294,209	1,125,785	10,681,550
Shares repurchased	(34,763,888)	(338,522,372)	(6,464,474)	(61,636,501)
Net increase (decrease)	(31,718,519)	$(309,003,896)	3,296,978	$31,266,365
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Intermediate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
all or some portion of the year ended May 31, 2025. The following transactions were effected in such company for the year ended May 31, 2025.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,826,217	$331,888,060	331,888,060	$326,561,559	326,561,559

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$689,392	—	$17,152,718
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended May 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$13,799,748	$25,796,553

Western Asset Intermediate Bond Fund 2025 Annual Report

As of May 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$6,962,480
Deferred capital losses*	(106,612,162)
Other book/tax temporary differences(a)	(684,930)
Unrealized appreciation (depreciation)(b)	(14,340,738)
Total distributable earnings (loss) — net	$(114,675,350)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Intermediate Bond Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Intermediate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Intermediate Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
July 23, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Intermediate Bond Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$11,322,099
Section 163(j) Interest Earned	§163(j)	$15,885,983
Interest Earned from Federal Obligations	Note (1)	$5,178,270
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Intermediate Bond Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Intermediate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
Western Asset Intermediate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional core plus bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 10-year period ended December 31, 2024 and trailed that of its benchmark index for the 1-, 3- and 5-year periods ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

Western Asset Intermediate Bond Fund

The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core plus bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the
Western Asset Intermediate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Intermediate Bond Fund

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Western Asset
Intermediate Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Intermediate Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Intermediate Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90089-AFSOI 7/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 25, 2025